Share-based payments - Summary of Grant Options and Performance Options granted (Details) - Management Incentive Plan	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares
Average Exercise Price per Share [Abstract]
Beginning of year (in EUR per share) | € / shares	€ 0
Granted during the period (in EUR per share) | € / shares	0.12
Exercised during the period (in EUR per share) | € / shares	0
Forfeited during the period (in EUR per share) | € / shares	0
Ended of year (in EUR per share) | € / shares	0.12	€ 0
Average exercise price per share options, Vested and exercisable (in EUR per share) | € / shares	€ 0
Number Of Grant Options [Abstract]
End of year (in shares)	2,658,426
Grant Options
Number Of Grant Options [Abstract]
Beginning of year (in shares)	0
Granted during the period (in shares)	1,329,213	0	0
Exercised during the period (in shares)	0
Forfeited during the period (in shares)	0
End of year (in shares)	1,329,213	0
Number of options, Vested and exercisable (in shares)	0
Performance Options
Number Of Grant Options [Abstract]
Beginning of year (in shares)	0
Granted during the period (in shares)	1,329,213	0	0
Exercised during the period (in shares)	0
Forfeited during the period (in shares)	0
End of year (in shares)	1,329,213	0
Number of options, Vested and exercisable (in shares)	0